Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about other cash generated from / (used in) operating activities [Table Text Block]
	Year ended December 31,
	2021	2020
Loss on disposal of property, plant & equipment (note 5f)	$7,038	$5,088
Closure cost adjustment - non-producing properties (note 5f)	(4,602)	2,721
Share based compensation paid	(6,782)	(3,143)
Pampacancha delivery obligation paid	-	(10,856)
Restructuring - Manitoba (note 5f)	6,947	-
Other	565	6,593
	$3,166	$403

Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2021	2020
Change in:
Trade and other receivables	$(60,978)	$(37,720)
Other financial assets/liabilities	(7,758)	4,077
Inventories	(32,752)	(2,867)
Prepaid expenses	1,663	(3,722)
Trade and other payables	(11,549)	36,247
Provisions and other liabilities	7,328	1,602
	$(104,046)	$(2,383)